Derivative financial instruments (Tables)	9 Months Ended
Sep. 30, 2022
Derivative financial instruments [Abstract]
Fair value amount of derivative financial instruments
The breakdowns of the fair value amount of the derivative financial instruments as of September 30, 2022 and December 31, 2021 are as follows:

	Balance as of September 30, 2022		Balance as of December 31, 2021
	($ in thousands)
	Assets	Liabilities	Assets	Liabilities
Interest rate cash flow hedge	97,044	40,645	9,550	206,763
Foreign exchange derivatives instruments	7,046	-	3,410	-
Notes conversion option (Note 14)	-	9,891	-	16,690
Total	104,090	50,536	12,960	223,453